INVESTMENTS IN AFFILIATES - Tax equity transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax equity transactions
Gain on disposal of investment in affiliates	$ 10,392	$ 13,936	$ 1,928
RE Roserock Holdings LLC ("Roserock")
Tax equity transactions
Ownership percentage	20.00%